Loans Receivable (excluding Covered Loans) - Loans on Non-accrual Status (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 87,431	$ 131,299
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	74,067	100,460
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	84.80%	76.50%
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	1,477	4,560
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.70%	3.50%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	0	0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.00%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	811	2,903
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.90%	2.20%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	2,637	3,337
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.00%	2.50%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	1,742	6,573
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	2.00%	5.00%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	5,106	11,736
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	5.80%	8.90%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	7	477
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.40%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	795	263
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.90%	0.20%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 789	$ 990
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.90%	0.80%